Stock-based Compensation - Summary of Option Activity (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Available for Grant, Beginning Balance	399,737	220,675
Available for Grant, Authorized	4,343,534	511,966
Available for Grant, Granted	(994,293)	(351,819)
Available for Grant, Forfeited/expired	41,301	18,915
Available for Grant, Ending Balance	3,790,279	399,737
Shares, Beginning Balance	1,514,770	1,263,831
Shares, Granted	994,293	351,819
Shares, Exercised	(540,334)	(81,965)
Shares, Forfeited/expired	(41,301)	(18,915)
Shares, Ending Balance	1,927,428	1,514,770
Shares, Expected to vest	1,298,059	593,093
Shares, Options exercisable	629,373	921,677
Weighted-Average Exercise price per Share, Beginning Balance | $ / shares	$ 1.03	$ 0.93
Weighted-Average Exercise price per Share, Granted | $ / shares	16.20	1.35
Weighted-Average Exercise price per Share, Exercised | $ / shares	1.00	0.89
Weighted-Average Exercise price per Share, Forfeited/expired | $ / shares	1.35	1.35
Weighted-Average Exercise price per Share, Ending Balance | $ / shares	8.85	1.03
Weighted-Average Exercise price per Share, Expected to vest | $ / shares	12.71	1.35
Weighted-Average Exercise price per Share, Options exercisable | $ / shares	$ 0.89	$ 0.83
Weighted-Average Remaining Contractual Term (in years)	8 years 2 months 4 days	7 years 1 month 28 days
Weighted-Average Remaining Contractual Term, Expected to vest (in years)	9 years 6 months 7 days	8 years 9 months 14 days
Weighted-Average Remaining Contractual Term, Options exercisable (in years)	5 years 5 months 4 days	6 years 1 month 9 days
Aggregate Intrinsic Value | $	$ 18,521	$ 500
Aggregate Intrinsic Value, Expected to vest | $	7,460	18
Aggregate Intrinsic Value, Options exercisable | $	$ 11,061	$ 477